                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/13

Check here if Amendment [_]; Amendment Number: ______________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SCGF GenPar, Ltd.
Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025

Form 13F File Number: 28-15204

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas Leone
Title: Managing Director
Phone: (650) 854-3927


Signature, Place, and Date of Signing:

/s/ Douglas Leone    Menlo Park, California    04/29/13

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 3

Form 13F Information Table Value Total: $ 989,179
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.Form 13F File Number       Name

1  28-15205                   SCGF IV Management, L.P.

                               SCGF GenPar, Ltd.
                          FORM 13F INFORMATION TABLE
                                   3/31/2013

COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
                                                                                                    VOTING AUTHORITY
                                                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER        TITLE OF CLASS  CUSIP    (X $1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------        -------------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
GREEN DOT CORP.       CLASS A COMMON 39304D102    6,666     398,945 SH        DEFINED      1        398,945
RUCKUS WIRELESS INC.      COMMON     781220108  115,728   5,510,858 SH        DEFINED      1      5,510,858
SERVICENOW INC.           COMMON     81762P102  866,785  23,944,344 SH        DEFINED      1     23,944,344